Share-Based Compensation Plan - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit	$ 31	$ (12)	$ (150)
Incentive Plan 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized number of shares to be granted under the stock incentive plan (shares)	17,800,000
Remaining shares available for grant (shares)	9,100,000
Vesting period	3 years
Compensation cost from continuing operations	$ 7	8	7
Income tax benefit	$ 1	$ 2	$ 1
Incentive Plan 2017 | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	10 years
Incentive Plan 2017 | Performance share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years